DGHM V2000 SMALLCAP VALUE FUND (the “V2000 SmallCap Value Fund”) Investor Class Ticker: DGSMX Institutional Class Ticker: DGIVX Class C Ticker: DGSVX	DGHM MICROCAP VALUE FUND (the “MicroCap Value Fund”) Investor Class Ticker: DGMMX Institutional Class Ticker: DGMIX

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

800.653.2839

Supplement dated October 10, 2019

To the Prospectus and Statement of Additional Information dated June 28, 2019

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Change in Expense Limitation Arrangements

Effective October 10, 2019, the Expense Limitation Agreement between the Trust and the Fund’s investment adviser was revised to include expenses incurred under a shareholder servicing or administrative servicing plan in the Fund’s expense cap. Accordingly, the disclosures in the Prospectus under “Fees and Expenses of the V2000 SmallCap Value Fund” and “Fees and Expenses of the MicroCap Value Fund” in the Fund Summary sections pertaining to each of the Funds are replaced with the following:

Fees and Expenses of the V2000 SmallCap Value Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the V2000 SmallCap Value Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Investor Class	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	None	None	1.00%
Redemption Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%	1.00%
Other Expenses	0.44%	0.65%	0.44%
Shareholder Services Plan	0.05%	0.20%	0.00%
Total Annual Fund Operating Expenses(1)	1.29%	1.90%	2.24%
Fee Waivers and/or Expense Reimbursements(1)(2)	(0.31%)	(0.67%)	(0.26%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(1)(2)	0.98%	1.23%	1.98%

(1) The V2000 SmallCap Value Fund’s investment adviser, Dalton, Greiner Hartman, Maher & Co., LLC (the “Advisor”), has contractually agreed, through June 30, 2020, to waive or reduce its fees and to assume other expenses of the V2000 SmallCap Value Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the V2000 SmallCap Value Fund’s business, dividend expense on short sales, and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, each as applicable) to not more than 0.98% of the average daily net assets of each share class. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor is entitled to recoup any fees waived or reduced and/or expenses reimbursed within three years following the date such waiver and/or reimbursement was made, provided that the share class is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of the recoupment.

(2) “Fee Waivers and/or Expense Reimbursements” and ”Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” have been restated to reflect the current expense limitation obligations of the Advisor.

Example

The following example is intended to help you compare the cost of investing in the V2000 SmallCap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the V2000 SmallCap Value Fund for the periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the V2000 SmallCap Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Institutional Class	$98	$378	$678	$1,529
Investor Class	$125	$532	$964	$2,168
Class C	$301[1]	$675	$1,176	$2,555

1 If you did not redeem your shares your cost would be $201 for the one-year period.

Fees and Expenses of the MicroCap Value Fund

This table describes the fees and expenses you may pay if you buy and hold shares of the MicroCap Value Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount purchased or redeemed, whichever is lower)	None	None
Redemption Fee (on shares redeemed within 60 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.00%	0.25%
Other Expenses	0.46%	0.53%
Shareholder Services Plan	0.05%	0.25%
Total Annual Fund Operating Expenses(1)	1.51%	2.03%
Fee Waivers and/or Expense Reimbursements(1)(2)	(0.32%)	(0.59%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(1)(2)	1.19%	1.44%

(1) The Advisor has contractually agreed, through June 30, 2020, to waive or reduce its fees and to assume other expenses of the MicroCap Value Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the MicroCap Value Fund’s business, dividend expense on short sales, and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, each as applicable) to not more than 1.19% of the average daily net assets of each share class. The Board of Trustees or the Advisor may terminate this expense limitation agreement by mutual written consent. The Advisor is entitled to recoup any fees waived or reduced and/or reimbursed within the three years following the date such waiver and/or reimbursement was made, provided that the MicroCap Value Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the of the recoupment.

(2) “Fee Waivers and/or Expense Reimbursements” and ”Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements” have been restated to reflect the current expense limitation obligations of the Advisor.

Example

The following example is intended to help you compare the cost of investing in the MicroCap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the MicroCap Value Fund for the periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the MicroCap Value Fund’s operating expenses remain the same. The effect of the Advisor’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of the example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Institutional Class	$121	$446	$793	$1,774
Investor Class	$147	$580	$1,039	$2,311

The first sentence under “Expense Limitation Agreement” in the Prospectus is deleted and replaced with the following:

The Advisor and Trust have entered into an Expense Limitation Agreement, on behalf of each Fund, under which the Advisor has agreed, through June 30, 2020, to waive its fees and to reimburse other expenses of the Funds, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of a Fund’s business, dividend expense on short sales, and expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, if applicable) to not more than 0.98% and 1.19% of the average daily net assets of the V2000 SmallCap Value Fund and the MicroCap Value Fund, respectively.

The fourth paragraph under “Management and Other Service Providers – Investment Advisor” in the Statement of Additional Information is deleted and replaced with the following:

As full compensation for the investment advisory services provided to the V2000 SmallCap Value Fund, the Advisor is entitled to a monthly fee payable at the annual rate of 0.80% of that Fund’s average daily net assets. In addition, with regard to the V2000 SmallCap Value Fund, the Advisor entered into an Expense Limitation Agreement where the Advisor has agreed to waive or reduce its fees and to assume other expenses of the V2000 SmallCap Value Fund through June 30, 2020, if necessary, in amounts that limit the V2000 SmallCap Value Fund’s total operating expenses to 0.98% of average daily net assets of the V2000 SmallCap Value Fund. The limit does not apply to interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the V2000 SmallCap Value Fund’s business, dividend expense on short sales, and expenses incurred under a plan of distribution adopted in accordance with Rule 12b-1 of the 1940 Act, if applicable. Prior to June 30, 2013, the Advisor waived or reduced its fees, with the above exceptions, at a rate of not more than 1.65%.

Change in Co-Portfolio Managers of the DGHM Funds

Effective immediately, Douglas A. Chudy is replacing Donald S. Porter as a portfolio manager of the Funds. Accordingly, all references and disclosures related to Mr. Porter in the Funds’ Prospectus and Statement of Additional Information should be disregarded and are deleted and replaced as follows:

Prospectus

Summary: DGHM V2000 SmallCap Value Fund– Portfolio Managers

Summary: DGHM MicroCap Value Fund – Portfolio Managers

Douglas A. Chudy, Portfolio Manager since October 2019.

General Information – The Funds’ Portfolio Managers

The individuals on the management team that have the most significant responsibility for the day-to-day management of each of the Funds are Bruce H. Geller, Jeffrey C. Baker, Peter A. Gulli, and Douglas A. Chudy.

Mr. Chudy joined the Advisor in 2011 and is a Senior Vice President.

Statement of Additional Information

Management and Other Service Providers – Investment Advisor

Bruce H. Geller, Jeffrey C. Baker, Peter A. Gulli, and Douglas A. Chudy are primarily responsible for the day-to-day management of each Fund’s portfolio.

Management and Other Service Providers – Portfolio Managers

Ownership of Fund Shares

The table below shows the amount of Funds’ equity securities beneficially owned by each portfolio manager as of February 28, 2019 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Equity Securities in the V2000 SmallCap Value Fund/MicroCap Value Fund
Douglas A. Chudy*	C/A

* Information provided is as of September 30, 2019

Other Accounts

In addition to the Funds, the portfolio managers are responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in, such other accounts as of February 28, 2019:

Portfolio Management Team	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets*	Number of Accounts	Total Assets*	Number of Accounts	Total Assets*
Douglas A. Chudy**	0	$0	11	$42	67	$1,429
Accounts where compensation is based upon account performance**	0	$0	3	$22	13	$340

* In millions of dollars

** Information provided is as of September 30, 2019

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This Supplement and the Prospectus and Statement of Additional Information provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Funds toll-free at 1-800-653-2839.